BORROWINGS	12 Months Ended
Mar. 31, 2022
SHORT-TERM AND LONG TERM BORROWINGS
BORROWINGS

9. BORROWINGS

The following table presents borrowings from commercial banks or other institutions as of March 31, 2021 and 2022.

	March 31, 2021	March 31, 2022
	RMB	RMB

Long-term borrowings:	312,560	233,000
Minus: current portion of long-term borrowings	(79,560)	(233,000)
	233,000	—

A total of RMB233.0 million long-term borrowing with interest rate of 5.0% per annum will be due on December 15, 2022.

The weighted average interest rate for the outstanding borrowings was approximately 5.9% and 5.0% as of March 31, 2021 and 2022, respectively.